Statement Of Consolidated Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Statement Of Consolidated Comprehensive Income
Net loss	$ (5,657)	$ (18,014)	$ (14,413)	$ (8,592)
Unrealized gains/(losses) from hedging financial instruments (Abstract)
Unrealized gain on interest rate swaps	4,861	4,544	8,634	8,470
Amortization of deferred loss on dedesignated financial instruments	367	873	734	1,278
Total unrealized gains from hedging financial instruments	5,228	5,417	9,368	9,748
Unrealized gain on marketable securities	61	44	145	44
Other Comprehensive income	5,288	5,417	9,513	9,792
Comprehensive (loss)/income	(369)	(12,597)	(4,900)	1,200
Less: comprehensive income attributable to the noncontrolling interest	(42)	(113)	(91)	(250)
Comprehensive (loss)/income attributable to Tsakos Energy Navigation Limited	$ (411)	$ (12,710)	$ (4,991)	$ 950